Consolidated Statements of Changes in Shareholder's Equity (Deficit) (USD $) In Thousands	Total	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Retained Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Noncontrolling Interest	Successor	Successor Common Stock	Successor Retained Deficit	Successor Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009		$ 10,964	$ 29	$ 279,485	$ (237,858)	$ (32,502)	$ 1,810
Recognition of stock-based compensation expense		443		443
Exercise of stock options		2		2
Tax effect of exercise of stock options		9		9
Sale of joint venture interest		(1,773)					(1,773)
Net income (loss)	22,965	22,965			23,002		(37)
Other comprehensive income (loss), net of tax		(8,973)				(8,973)
Ending balance at Dec. 31, 2010		23,637	29	279,939	(214,856)	(41,475)
Beginning balance at Nov. 25, 2010
Net income (loss)								(1,259)		(1,259)
Ending balance at Dec. 31, 2010		23,637	29	279,939	(214,856)	(41,475)		(1,259)		(1,259)
Recognition of stock-based compensation expense		13,730		13,730
Exercise of stock options		1,077		1,077
Tax effect of exercise of stock options		2,661		2,661
Net income (loss)	(27,898)	(27,898)			(27,898)
Other comprehensive income (loss), net of tax		743				743
Ending balance at Jan. 25, 2011		13,950	29	297,407	(242,754)	(40,732)
Beginning balance at Dec. 31, 2010			29					(1,259)		(1,259)
Equity contribution	320,000							320,000	320,000
Net income (loss)	(18,611)							(18,611)		(18,611)
Other comprehensive income (loss), net of tax								(34,479)			(34,479)
Ending balance at Dec. 31, 2011								265,651	320,000	(19,870)	(34,479)
Equity contribution	38							38	38
Net income (loss)	14,627							14,627		14,627
Other comprehensive income (loss), net of tax								(9,155)			(9,155)
Ending balance at Dec. 31, 2012								$ 271,161	$ 320,038	$ (5,243)	$ (43,634)